Shareholders' Deficit (Details)			9 Months Ended	12 Months Ended
	Jul. 19, 2023 USD ($) $ / shares shares	Jan. 20, 2023 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Shareholders’ Deficit [Line Items]
Conversion ratio of ordinary shares			1
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued
Class A common stock subject to possible redemption, outstanding			2,425,969	20,000,000	20,000,000
Ordinary shares, shares outstanding
Aggregate redeemable shares	585,456	16,988,575
Redemption price per share (in Dollars per share) | $ / shares	$ 10.92	$ 10.32	$ 11.12	$ 10.3
Redemption shares value (in Dollars) | $	$ 6,395,800	$ 175,285,892
Redemption shares value in trust account (in Dollars) | $	$ 26,502,440	$ 31,461,507
Class A Common Stock Subject to Redemption [Member]
Shareholders’ Deficit [Line Items]
Class A common stock subject to possible redemption, outstanding			2,425,969	20,000,000	20,000,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized			20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued			5,000,000	5,000,000	5,000,000
Common shares, votes per share			1	1
Ordinary shares, shares outstanding			5,000,000	5,000,000	5,000,000
Number of shares forfeited (non-exercise of overallotment option)			750,000	750,000	750,000
Ratio to be applied to the stock in the conversion			20	20
Conversion ratio of ordinary shares				1